Net debt and net debt including leases - Narrative (Details) $ in Millions	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Reduction in finance lease obligations upon adoption of IFRS 16	$ (10,379)	$ (667)	$ (619)
Finance debt	67,553	65,132	59,739
Net debt	$ 56,650	$ 44,144	$ 39,277
Gearing	0.310	0.300	0.275
Previously reported
Disclosure of detailed information about borrowings [line items]
Finance debt			$ 60,358
Net debt			$ 39,277
Gearing			0.278
IFRS 16 | Adjustment on adoption of IFRS 16
Disclosure of detailed information about borrowings [line items]
Reduction in finance lease obligations upon adoption of IFRS 16			$ 619